Property and equipment net	6 Months Ended
Mar. 31, 2025
Property and equipment net
Property, plant and equipment, net

Note 8 — Property and equipment, net

Property and equipment, stated at cost less accumulated depreciation, consisted of the following:

	As of	As of
	March 31,	September 30,
	2025	2024
	(unaudited)
Machinery and equipment	$93,093	$94,388
Transportation equipment	38	39
Office equipment	1,794	3,064
Subtotal	94,925	97,491
Accumulated depreciation	(46,437)	(55,198)
Total	$48,488	$42,293

Depreciation expense was $8,863 and $5,572 for the six months ended March 31, 2025 and 2024, respectively.